UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08203

T. Rowe Price Integrated Equity Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Integrated Global Equity Fund

Investor Class (TQGEX)

This annual shareholder report contains important information about Integrated Global Equity Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated Global Equity Fund - Investor Class	$82	0.74%

What drove fund performance during the past 12 months?

  Global stocks produced strong gains in 2025, as economic growth and corporate earnings remained favorable and investors favored artificial intelligence-related businesses. U.S. stocks were supported by tax legislation that should stimulate the economy, as well as interest rate cuts in the latter part of the year—despite elevated inflation—due to labor market weakness. Benefiting in part from many stronger currencies, non-U.S. stocks generally outperformed U.S. shares.

  Relative to the MSCI All Country World Index Net, stock selection in the materials sector—such as DPM Metals and Kinross Gold—contributed the most to relative performance. Stock choices among consumer staples and consumer discretionary companies contributed to a lesser degree.

  On the other hand, our stock selection in the information technology sector—such as GoDaddy and Zebra Technologies—detracted the most from relative results. Stock choices among health care companies, such as Molina Healthcare, which we eliminated due to poor performance, detracted modestly from relative results.

  The fund seeks long-term capital growth by investing primarily in common stocks in U.S. and non-U.S. countries, including emerging markets. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis. Notable changes in positioning during the year were focused on maintaining a broadly diversified global portfolio of stocks in which we have high conviction while staying fully invested and generally keeping the fund’s sector and country allocations in line with those of the MSCI index.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory/Strategy Benchmark
4/15/16	10,000	10,000
6/30/16	10,020	9,955
9/30/16	10,500	10,482
12/31/16	10,470	10,607
3/31/17	11,200	11,340
6/30/17	11,809	11,824
9/30/17	12,418	12,437
12/31/17	13,077	13,150
3/31/18	12,974	13,023
6/30/18	12,933	13,093
9/30/18	13,478	13,653
12/31/18	11,770	11,912
3/31/19	13,329	13,362
6/30/19	13,873	13,845
9/30/19	13,884	13,841
12/31/19	15,026	15,080
3/31/20	12,023	11,858
6/30/20	14,284	14,137
9/30/20	15,440	15,286
12/31/20	17,332	17,531
3/31/21	17,900	18,333
6/30/21	19,175	19,688
9/30/21	19,175	19,480
12/31/21	20,738	20,781
3/31/22	19,389	19,667
6/30/22	16,668	16,587
9/30/22	15,481	15,456
12/31/22	17,197	16,965
3/31/23	18,319	18,204
6/30/23	19,402	19,329
9/30/23	18,985	18,671
12/31/23	21,270	20,731
3/31/24	23,272	22,431
6/30/24	23,662	23,074
9/30/24	25,166	24,600
12/31/24	25,085	24,357
3/31/25	25,085	24,034
6/30/25	27,801	26,805
9/30/25	29,691	28,848
12/31/25	30,746	29,798

202501-4140694, 202601-5112839

F203-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 4/15/16
Integrated Global Equity Fund (Investor Class)	22.57%	12.15%	12.26%
MSCI All Country World Index Net (Regulatory/Strategy Benchmark)	22.34	11.19	11.90

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$134,886
  Number of Portfolio Holdings337
  Investment Advisory Fees Paid (000s)$205
  Portfolio Turnover Rate71.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	26.9%
Financials	18.0
Industrials & Business Services	10.5
Communication Services	9.3
Health Care	9.2
Consumer Discretionary	8.7
Consumer Staples	4.9
Energy	3.8
Materials	3.7
Other	5.0

Top Ten Holdings (as a % of Net Assets)

NVIDIA	4.6%
Apple	4.1
Microsoft	4.0
Alphabet	3.8
Amazon.com	2.1
Meta Platforms	1.7
Broadcom	1.4
Taiwan Semiconductor Manufacturing	1.4
Tesla	1.0
Visa	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Integrated Global Equity Fund

Investor Class (TQGEX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Integrated Global Equity Fund

I Class (TQGIX)

This annual shareholder report contains important information about Integrated Global Equity Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated Global Equity Fund - I Class	$65	0.58%

What drove fund performance during the past 12 months?

  Global stocks produced strong gains in 2025, as economic growth and corporate earnings remained favorable and investors favored artificial intelligence-related businesses. U.S. stocks were supported by tax legislation that should stimulate the economy, as well as interest rate cuts in the latter part of the year—despite elevated inflation—due to labor market weakness. Benefiting in part from many stronger currencies, non-U.S. stocks generally outperformed U.S. shares.

  Relative to the MSCI All Country World Index Net, stock selection in the materials sector—such as DPM Metals and Kinross Gold—contributed the most to relative performance. Stock choices among consumer staples and consumer discretionary companies contributed to a lesser degree.

  On the other hand, our stock selection in the information technology sector—such as GoDaddy and Zebra Technologies—detracted the most from relative results. Stock choices among health care companies, such as Molina Healthcare, which we eliminated due to poor performance, detracted modestly from relative results.

  The fund seeks long-term capital growth by investing primarily in common stocks in U.S. and non-U.S. countries, including emerging markets. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis. Notable changes in positioning during the year were focused on maintaining a broadly diversified global portfolio of stocks in which we have high conviction while staying fully invested and generally keeping the fund’s sector and country allocations in line with those of the MSCI index.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory/Strategy Benchmark
4/15/16	500,000	500,000
6/30/16	501,000	497,727
9/30/16	525,500	524,116
12/31/16	523,477	530,350
3/31/17	560,542	566,988
6/30/17	591,514	591,216
9/30/17	621,978	621,854
12/31/17	654,996	657,486
3/31/18	650,358	651,164
6/30/18	648,296	654,639
9/30/18	675,609	682,637
12/31/18	589,993	595,588
3/31/19	668,273	668,101
6/30/19	696,118	692,232
9/30/19	696,643	692,053
12/31/19	754,547	753,999
3/31/20	603,744	592,905
6/30/20	717,779	706,855
9/30/20	775,862	764,325
12/31/20	871,392	876,560
3/31/21	900,438	916,631
6/30/21	965,523	984,400
9/30/21	965,523	974,022
12/31/21	1,044,609	1,039,051
3/31/22	977,320	983,350
6/30/22	840,028	829,352
9/30/22	780,879	772,793
12/31/22	867,258	848,240
3/31/23	924,592	910,211
6/30/23	979,290	966,437
9/30/23	958,201	933,553
12/31/23	1,074,055	1,036,565
3/31/24	1,175,958	1,121,525
6/30/24	1,196,338	1,153,705
9/30/24	1,272,426	1,230,009
12/31/24	1,268,552	1,217,846
3/31/25	1,269,970	1,201,716
6/30/25	1,407,532	1,340,233
9/30/25	1,504,677	1,442,396
12/31/25	1,558,304	1,489,882

202501-4140694, 202601-5112839

F572-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 4/15/16
Integrated Global Equity Fund (I Class)	22.84%	12.33%	12.42%
MSCI All Country World Index Net (Regulatory/Strategy Benchmark)	22.34	11.19	11.90

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$134,886
  Number of Portfolio Holdings337
  Investment Advisory Fees Paid (000s)$205
  Portfolio Turnover Rate71.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	26.9%
Financials	18.0
Industrials & Business Services	10.5
Communication Services	9.3
Health Care	9.2
Consumer Discretionary	8.7
Consumer Staples	4.9
Energy	3.8
Materials	3.7
Other	5.0

Top Ten Holdings (as a % of Net Assets)

NVIDIA	4.6%
Apple	4.1
Microsoft	4.0
Alphabet	3.8
Amazon.com	2.1
Meta Platforms	1.7
Broadcom	1.4
Taiwan Semiconductor Manufacturing	1.4
Tesla	1.0
Visa	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Integrated Global Equity Fund

I Class (TQGIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$26,647	$26,450
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TQGEX Integrated Global Equity
Fund
TQGIX Integrated Global Equity
Fund–
.
I Class

T. ROWE PRICE Integrated Global Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 17 .92 $ 15 .83 $ 13 .18 $ 19 .21 $ 16 .18
Investment activities
Net investment income
(1)(2)
0 .22 0 .22 0 .21 0 .31 0 .12
Net realized and unrealized
gain/loss 3 .82 2 .63 2 .90 ( 3 .59 ) 3 .06
Total from investment
activities 4 .04 2 .85 3 .11 ( 3 .28 ) 3 .18
Distributions
Net investment income ( 0 .26 ) ( 0 .22 ) ( 0 .22 ) ( 0 .34 ) ( 0 .12 )
Net realized gain ( 0 .45 ) ( 0 .54 ) ( 0 .24 ) ( 2 .41 ) ( 0 .03 )
Total distributions ( 0 .71 ) ( 0 .76 ) ( 0 .46 ) ( 2 .75 ) ( 0 .15 )
NET ASSET VALUE
End of period $ 21 .25 $ 17 .92 $ 15 .83 $ 13 .18 $ 19 .21
Ratios/Supplemental Data
Total return
(2)(3)
22 .57% 17 .94% 23 .68% ( 17 .08 ) % 19 .65%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1 .08% 1 .51% 1 .90% 2 .18% 1 .77%
Net expenses after waivers/
payments by Price Associates 0 .74% 0 .74% 0 .75% 0 .73% 0 .76%
Net investment income 1 .09% 1 .22% 1 .47% 1 .83% 0 .67%
Portfolio turnover rate 71 .6% 48 .5% 44 .7% 102 .9% 25 .6%
Net assets, end of period (in
thousands) $62,874 $26,984 $16,554 $12,547 $30,478
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Integrated Global Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 17 .89 $ 15 .81 $ 13 .16 $ 19 .25 $ 16 .20
Investment activities
Net investment income
(1)(2)
0 .24 0 .24 0 .24 0 .37 0 .15
Net realized and unrealized
gain/loss 3 .84 2 .64 2 .89 ( 3 .64 ) 3 .07
Total from investment
activities 4 .08 2 .88 3 .13 ( 3 .27 ) 3 .22
Distributions
Net investment income ( 0 .29 ) ( 0 .26 ) ( 0 .24 ) ( 0 .41 ) ( 0 .14 )
Net realized gain ( 0 .45 ) ( 0 .54 ) ( 0 .24 ) ( 2 .41 ) ( 0 .03 )
Total distributions ( 0 .74 ) ( 0 .80 ) ( 0 .48 ) ( 2 .82 ) ( 0 .17 )
NET ASSET VALUE
End of period $ 21 .23 $ 17 .89 $ 15 .81 $ 13 .16 $ 19 .25
Ratios/Supplemental Data
Total return
(2)(3)
22 .84% 18 .11% 23 .84% ( 16 .98 ) % 19 .88%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .91% 1 .31% 1 .70% 2 .21% 1 .72%
Net expenses after
waivers/payments by Price
Associates 0 .58% 0 .58% 0 .59% 0 .58% 0 .60%
Net investment income 1 .20% 1 .37% 1 .64% 2 .30% 0 .84%
Portfolio turnover rate 71 .6% 48 .5% 44 .7% 102 .9% 25 .6%
Net assets, end of period (in
thousands) $72,012 $34,423 $17,078 $11,558 $1,268
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Integrated Global Equity Fund
December 31, 2025

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.3%
Common Stocks 0.3%
MercadoLibre (USD) (1) 214 431
Total Argentina (Cost $524) 431
AUSTRALIA 1.5%
Common Stocks 1.5%
ANZ Group Holdings  10,935 264
BHP Group  2,314 70
Brambles  8,822 135
Coles Group  9,537 136
Commonwealth Bank of Australia  682 73
Downer EDI  40,613 215
Evolution Mining  17,394 145
Fortescue  9,298 136
National Australia Bank  1,812 51
Qantas Airways  18,057 125
Scentre Group  56,752 159
Telstra Group  40,271 131
Westpac Banking  9,512 244
Woodside Energy Group  9,131 142
Total Australia (Cost $1,687) 2,026
AUSTRIA 0.3%
Common Stocks 0.3%
Erste Group Bank  1,967 236
OMV  4,100 228
Total Austria (Cost $407) 464
BELGIUM 0.3%
Common Stocks 0.3%
UCB  639 178
Warehouses De Pauw  7,584 197
Total Belgium (Cost $361) 375

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
BRAZIL 0.6%
Common Stocks 0.5%
Banco BTG Pactual  10,586 101
Embraer  8,652 139
Motiva Infraestrutura de Mobilidade  43,100 118
Rede D'Or Sao Luiz  18,041 134
Suzano  13,100 123
615
Preferred Stocks 0.1%
Itau Unibanco Holding  22,989 164
164
Total Brazil (Cost $681) 779
CANADA 2.9%
Common Stocks 2.9%
Barrick Mining  9,600 418
Constellation Software, Warrants, 3/31/40 (1)(2) 76 —
DPM Metals  19,157 592
Empire, Class A (3) 5,500 191
Fairfax Financial Holdings  124 236
Finning International  4,126 224
George Weston  3,959 273
Kinross Gold  13,085 369
Loblaw (3) 5,373 243
Nutrien  4,900 303
Onex  2,124 175
Quebecor, Class B (3) 5,900 222
Suncor Energy  14,513 644
Total Canada (Cost $2,891) 3,890
CHILE 0.2%
Common Stocks 0.2%
Banco de Chile  439,012 85
Banco Santander Chile  1,182,601 93
Latam Airlines Group  3,144,895 85
Total Chile (Cost $191) 263

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
CHINA 3.2%
Common Stocks 2.6%
3SBio (HKD)  20,500 64
Alibaba Group Holding (HKD)  21,096 387
Aluminum Corp. of China, Class H (HKD)  66,000 103
China Hongqiao Group (HKD)  20,500 86
China Merchants Bank, Class H (HKD)  35,500 242
China Resources Land (HKD)  30,500 107
CMOC Group, Class H (HKD)  81,000 201
COSCO SHIPPING Holdings, Class H (HKD) (3) 37,000 65
ENN Energy Holdings (HKD)  8,300 74
Guangdong Investment (HKD)  64,000 56
NetEase (HKD)  8,900 245
New China Life Insurance, Class H (HKD)  12,900 90
PDD Holdings, ADR (USD) (1) 2,585 293
Sino Biopharmaceutical (HKD)  110,000 88
Tencent Holdings (HKD)  10,200 783
Tongcheng Travel Holdings (HKD)  67,200 194
Vipshop Holdings, ADR (USD)  3,900 69
Xiaomi, Class B (HKD) (1) 14,400 73
Yum China Holdings (USD)  2,628 125
Zijin Mining Group, Class H (HKD)  52,000 238
3,583
Common Stocks - China A Shares 0.6%
Jiangsu Zhongtian Technology, A Shares (CNH)  55,200 143
Muyuan Foods, A Shares (CNH)  8,900 65
Ping An Bank, A Shares (CNH)  61,600 101
Sany Heavy Industry, A Shares (CNH)  51,900 157
Weichai Power, A Shares (CNH)  58,100 143
Yifeng Pharmacy Chain, A Shares (CNH)  27,400 85
Yunnan Yuntianhua, A Shares (CNH)  15,100 72
766
Total China (Cost $3,523) 4,349
DENMARK 0.3%
Common Stocks 0.3%
Novo Nordisk, Class B  2,176 110
ROCKWOOL, Class B  3,032 106

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Vestas Wind Systems  7,638 207
Total Denmark (Cost $376) 423
EGYPT 0.1%
Common Stocks 0.1%
Commercial International Bank - Egypt  48,081 104
Total Egypt (Cost $103) 104
FINLAND 0.3%
Common Stocks 0.3%
UPM-Kymmene (3) 5,727 166
Wartsila  7,471 264
Total Finland (Cost $322) 430
FRANCE 1.9%
Common Stocks 1.9%
AXA  8,012 384
Eiffage  952 136
Eurofins Scientific (3) 3,274 239
LVMH Moet Hennessy Louis Vuitton  573 432
Orange  15,756 263
Sanofi  1,183 115
Societe Generale  3,935 317
SPIE  3,993 230
TotalEnergies  1,780 116
Vinci  2,145 302
Total France (Cost $2,239) 2,534
GERMANY 1.8%
Common Stocks 1.8%
BASF  3,093 163
Bayer  8,402 364
Bayerische Motoren Werke  1,647 179
Deutsche Telekom  10,981 357
GEA Group  2,938 199
Heidelberg Materials  919 238
Muenchener Rueckversicherungs-Gesellschaft  95 63
Rheinmetall  28 51

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
SAP  1,260 306
Siemens  762 213
Siemens Energy (1) 1,654 232
Total Germany (Cost $2,041) 2,365
HONG KONG 0.8%
Common Stocks 0.8%
AIA Group  35,200 362
BOC Hong Kong Holdings  18,000 91
Futu Holdings, ADR (USD) (1) 1,100 181
HKT Trust & HKT  79,000 117
Sands China  57,200 144
Techtronic Industries  19,000 219
Total Hong Kong (Cost $1,111) 1,114
HUNGARY 0.1%
Common Stocks 0.1%
OTP Bank  1,322 142
Total Hungary (Cost $127) 142
INDIA 0.4%
Common Stocks 0.4%
Bharti Airtel  8,193 192
Canara Bank  39,713 68
HDFC Bank  11,363 126
Infosys  7,679 138
Union Bank of India  29,676 51
Total India (Cost $567) 575
INDONESIA 0.2%
Common Stocks 0.2%
Telkom Indonesia Persero  709,300 148
United Tractors  50,700 90
Total Indonesia (Cost $198) 238

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
IRELAND 0.7%
Common Stocks 0.7%
Ryanair Holdings  9,224 318
TE Connectivity (USD)  2,941 669
Total Ireland (Cost $691) 987
ITALY 0.9%
Common Stocks 0.9%
Enel  29,735 309
Generali  6,338 265
Poste Italiane (3) 8,021 201
UniCredit  5,464 453
Total Italy (Cost $762) 1,228
JAPAN 5.0%
Common Stocks 5.0%
Asahi Group Holdings (3) 14,500 152
Asics  9,500 228
Canon (3) 5,200 154
Food & Life  3,500 177
Fukuoka Financial Group  5,700 184
Hitachi  8,100 254
Inpex (3) 7,300 146
Isetan Mitsukoshi Holdings (3) 13,000 189
KDDI  18,200 315
MEIJI Holdings  5,100 113
Mitsubishi Chemical Group  36,700 215
Mitsubishi Electric  7,100 207
Mitsubishi Estate  9,100 221
Mitsubishi UFJ Financial Group  12,100 192
MS&AD Insurance Group Holdings  12,300 289
Oji Holdings  29,600 162
ORIX  9,000 263
Otsuka Holdings  3,600 204
Recruit Holdings  6,400 360
Renesas Electronics  22,000 301
Seven & i Holdings  16,800 241
Shimizu  19,100 326

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Sony Group  15,800 405
Sumitomo  8,400 291
Sumitomo Mitsui Trust Group  7,900 241
Taiheiyo Cement  5,700 142
Takeda Pharmaceutical  7,600 236
TBS Holdings  4,200 155
Tokyo Electron  1,200 267
Yokogawa Electric  4,600 148
Total Japan (Cost $5,875) 6,778
MALAYSIA 0.1%
Common Stocks 0.1%
CIMB Group Holdings  82,400 167
Total Malaysia (Cost $158) 167
NETHERLANDS 1.7%
Common Stocks 1.7%
ABN AMRO Bank, CVA  5,198 182
Adyen (1) 147 237
ASML Holding (USD)  817 874
Heineken Holding  1,614 118
ING Groep  13,758 387
Koninklijke Ahold Delhaize  5,449 223
Koninklijke KPN  50,937 238
Magnum Ice Cream (GBP) (1) 1,049 17
Total Netherlands (Cost $1,809) 2,276
NORWAY 0.1%
Common Stocks 0.1%
Yara International  3,771 154
Total Norway (Cost $140) 154
PERU 0.2%
Common Stocks 0.2%
Credicorp (USD)  500 144
Southern Copper (USD)  705 101
Total Peru (Cost $227) 245

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
PHILIPPINES 0.1%
Common Stocks 0.1%
International Container Terminal Services  18,840 181
Total Philippines (Cost $144) 181
POLAND 0.2%
Common Stocks 0.2%
Bank Polska Kasa Opieki  1,236 70
ORLEN  3,227 86
Powszechny Zaklad Ubezpieczen  4,029 75
Total Poland (Cost $184) 231
PORTUGAL 0.3%
Common Stocks 0.3%
Galp Energia  9,775 168
Jeronimo Martins  9,830 234
Total Portugal (Cost $391) 402
QATAR 0.1%
Common Stocks 0.1%
Qatar National Bank  28,545 146
Total Qatar (Cost $135) 146
SAUDI ARABIA 0.1%
Common Stocks 0.1%
Saudi National Bank  15,794 159
Total Saudi Arabia (Cost $150) 159
SINGAPORE 0.2%
Common Stocks 0.2%
DBS Group Holdings  7,390 324
Total Singapore (Cost $203) 324

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
SOUTH AFRICA 0.4%
Common Stocks 0.4%
Clicks Group  5,255 107
FirstRand  32,075 176
Gold Fields  2,970 129
Vodacom Group  8,889 76
Total South Africa (Cost $378) 488
SOUTH KOREA 1.7%
Common Stocks 1.7%
DB Insurance  2,614 237
Hana Financial Group  1,377 90
Kia  1,112 94
Korea Electric Power  2,482 82
Samsung Electronics  10,853 910
Samsung Fire & Marine Insurance  645 222
SK hynix  1,453 658
Total South Korea (Cost $1,269) 2,293
SPAIN 1.0%
Common Stocks 1.0%
Acciona (3) 788 171
Banco Bilbao Vizcaya Argentaria  20,128 472
Banco Santander  6,467 76
CaixaBank  23,217 284
Endesa (3) 4,951 178
International Consolidated Airlines Group  24,408 136
Total Spain (Cost $1,125) 1,317
SWEDEN 0.2%
Common Stocks 0.2%
Spotify Technology (USD) (1) 170 99
Telefonaktiebolaget LM Ericsson, Class B  21,135 205
Total Sweden (Cost $240) 304

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
SWITZERLAND 1.1%
Common Stocks 1.1%
Holcim  2,295 223
Julius Baer Group (3) 3,228 252
Logitech International  1,435 146
Nestle  1,006 100
Novartis  2,468 340
Roche Holding  970 401
Total Switzerland (Cost $1,181) 1,462
TAIWAN 1.9%
Common Stocks 1.9%
Alchip Technologies  2,000 224
Delta Electronics  10,000 305
MediaTek  3,000 136
Taiwan Semiconductor Manufacturing  39,000 1,917
Total Taiwan (Cost $1,427) 2,582
THAILAND 0.3%
Common Stocks 0.3%
Advanced Info Service  18,900 188
CP ALL  124,500 172
Total Thailand (Cost $332) 360
UNITED ARAB EMIRATES 0.3%
Common Stocks 0.3%
Abu Dhabi Commercial Bank  31,524 123
Abu Dhabi National Oil for Distribution  56,418 60
Emaar Properties  21,454 82
Emirates NBD Bank  20,263 153
Total United Arab Emirates (Cost $425) 418
UNITED KINGDOM 3.8%
Common Stocks 3.8%
3i Group  4,426 194
AstraZeneca  3,494 647

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
BAE Systems  9,386 216
Barclays  68,209 437
British American Tobacco  4,867 276
BT Group  82,040 203
Bunzl  5,058 141
Compass Group  8,584 272
GSK  6,385 156
HSBC Holdings  14,821 233
Imperial Brands  9,407 395
Kingfisher  38,424 162
Rolls-Royce Holdings  27,069 419
Shell  11,881 438
Standard Chartered  11,926 291
Tesco  32,031 190
Unilever  4,664 305
Wise, Class A (1) 10,601 127
Total United Kingdom (Cost $4,168) 5,102
UNITED STATES 63.1%
Common Stocks 63.1%
AbbVie  1,386 317
Advanced Micro Devices (1) 1,500 321
Allstate  3,228 672
Alphabet, Class A  16,312 5,106
Altria Group  2,200 127
Amazon.com (1) 12,380 2,858
American Express  2,391 885
American Tower, REIT  1,446 254
AMETEK  3,098 636
Apple  20,243 5,503
Applied Materials  3,520 905
AppLovin, Class A (1) 891 600
Arista Networks (1) 2,400 314
Automatic Data Processing  2,318 596
AutoZone (1) 107 363
Baker Hughes  12,068 550
Bank of America  20,825 1,145
Bank of New York Mellon  6,202 720
Berkshire Hathaway, Class B (1) 486 244
Booking Holdings (3) 159 851
Booz Allen Hamilton Holding (3) 3,775 318
Broadcom  5,574 1,929

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Cardinal Health  3,032 623
Caterpillar  870 498
Cencora  1,934 653
Charles Schwab  8,425 842
Chevron  1,112 169
Chubb  2,272 709
Cigna Group  1,924 530
Cisco Systems  11,400 878
Citigroup  7,352 858
Coca-Cola  3,790 265
Consolidated Edison  6,318 627
Constellation Energy  754 266
Corebridge Financial  17,730 535
Corpay (1)(3) 938 282
Costco Wholesale  254 219
CSX  13,669 495
CVS Health  7,498 595
Devon Energy  13,700 502
Dollar Tree (1) 2,900 357
DTE Energy  4,350 561
Eli Lilly  989 1,063
EOG Resources  3,700 389
Equity Residential, REIT  3,314 209
Essex Property Trust, REIT  578 151
Exxon Mobil  4,081 491
Fortinet (1) 3,151 250
Fortive  9,662 533
Gaming & Leisure Properties, REIT  3,579 160
General Electric  2,345 722
Gilead Sciences  6,335 778
Global Payments  5,182 401
GoDaddy, Class A (1) 3,553 441
Hartford Insurance Group  4,328 596
Home Depot  626 215
International Business Machines  400 118
Intuit  963 638
Jabil  1,147 262
Johnson & Johnson  1,353 280
JPMorgan Chase  2,604 839
Keysight Technologies (1) 3,273 665
Kinder Morgan  14,288 393
KLA  120 146
L3Harris Technologies  2,344 688

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Las Vegas Sands  9,602 625
Leidos Holdings  3,595 649
Linde  439 187
Lowe's  2,965 715
Mastercard, Class A  2,028 1,158
McKesson  692 568
Merck  7,400 779
Meta Platforms, Class A  3,404 2,247
MetLife  4,341 343
Microsoft  11,036 5,337
Netflix (1) 4,530 425
Northrop Grumman  810 462
NVIDIA  33,333 6,217
NXP Semiconductors  1,400 304
Oracle  3,235 630
O'Reilly Automotive (1) 6,423 586
Palantir Technologies, Class A (1) 937 167
Parker-Hannifin  879 773
PG&E  33,914 545
Philip Morris International (3) 5,652 907
Procter & Gamble  3,246 465
PTC (1) 3,378 588
Qnity Electronics  2,873 235
QUALCOMM  4,686 802
Regeneron Pharmaceuticals  840 648
Reliance  1,000 289
ResMed (3) 1,933 466
Salesforce (3) 820 217
SLB  15,300 587
SS&C Technologies Holdings  6,907 604
State Street  4,725 610
T-Mobile U.S.  3,211 652
Teledyne Technologies (1) 640 327
Teradyne  3,200 619
Tesla (1) 2,924 1,315
Textron  6,520 568
U.S. Bancorp  13,045 696
Ulta Beauty (1) 1,183 716
United Therapeutics (1) 840 409
UnitedHealth Group  728 240
Ventas, REIT  2,937 227
Viatris  49,071 611
VICI Properties, REIT  5,929 167

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Visa, Class A (3) 3,362 1,179
Vistra  1,906 307
Walmart  5,166 576
Wells Fargo  2,121 198
Workday, Class A (1) 1,249 268
Zebra Technologies, Class A (1) 1,581 384
Zimmer Biomet Holdings  3,799 342
Total United States (Cost $65,724) 85,042
VIETNAM 0.1%
Common Stocks 0.1%
Binh Minh Plastics  11,100 74
Total Vietnam (Cost $58) 74
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 3.77% (4)(5) 972,790 973
Total Short-Term Investments (Cost $973) 973
SECURITIES LENDING COLLATERAL 0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.9%
Money Market Funds 0.9%
T. Rowe Price Treasury Reserve Fund, 3.75% (4)(5) 1,210,029 1,210
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 1,210
Total Securities Lending Collateral (Cost $1,210) 1,210
Total Investments in Securities
100.4% of Net Assets
(Cost $106,728) $ 135,405

T. ROWE PRICE Integrated Global Equity Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) See Note 3. All or a portion of this security is on loan at December 31, 2025.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
CVA Dutch Certificate (Certificaten Van Aandelen)
GBP British Pound
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Integrated Global Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.77% $ — $ — $ 28++
T. Rowe Price Treasury Reserve Fund, 3.75% — — —++
Totals $ —# $ — $ 28+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government
Reserve Fund, 3.77% $ 2,806  ¤  ¤ $ 973
T. Rowe Price Treasury
Reserve Fund, 3.75% —  ¤  ¤ 1,210
Total $ 2,183^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+
Investment income comprised
$28
of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,183.

T. ROWE PRICE Integrated Global Equity Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $106,728) $ 135,405
Receivable for shares sold 615
Dividends receivable 98
Foreign currency (cost $55) 55
Due from affiliates 9
Other assets 55
Total assets 136,237
Liabilities
Obligation to return securities lending collateral 1,210
Investment management fees payable 60
Payable for shares redeemed 18
Other liabilities 63
Total liabilities 1,351
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 134,886
Net Assets Consist of:
Total distributable earnings (loss) $ 28,336
Paid-in capital applicable to 6,349,857 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 106,550
NET ASSETS $ 134,886
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $62,874; Shares outstanding: 2,958,086) $ 21.25
I Class
(Net assets: $72,012; Shares outstanding: 3,391,771) $ 21.23

T. ROWE PRICE Integrated Global Equity Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $105) $ 1,871
Securities lending 4
Other 1
Total income 1,876
Expenses
Investment management 551
Shareholder servicing
Investor Class $ 107
I Class 16 123
Prospectus and shareholder reports
Investor Class 9
I Class 5 14
Custody and accounting 223
Legal and audit 57
Registration 50
Miscellaneous 16
Waived / paid by Price Associates (346)
Total expenses 688
Net investment income 1,188

T. ROWE PRICE Integrated Global Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $9) 3,381
Foreign currency transactions (6)
Net realized gain 3,375
Change in net unrealized gain / loss
Securities (net of decrease in deferred foreign taxes of $(9)) 17,222
Other assets and liabilities denominated in foreign currencies 4
Change in net unrealized gain / loss 17,226
Net realized and unrealized gain / loss 20,601
INCREASE IN NET ASSETS FROM OPERATIONS $ 21,789

T. ROWE PRICE Integrated Global Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,188 $ 634
Net realized gain 3,375 3,546
Change in net unrealized gain / loss 17,226 3,146
Increase in net assets from operations 21,789 7,326
Distributions to shareholders
Net earnings
Investor Class (2,132) (1,048)
I Class (2,231) (1,453)
Decrease in net assets from distributions (4,363) (2,501)
Capital share transactions
*
Shares sold
Investor Class 54,106 18,512
I Class 38,673 19,396
Distributions reinvested
Investor Class 1,969 763
I Class 2,185 1,415
Shares redeemed
Investor Class (29,406) (11,197)
I Class (11,474) (5,939)
Increase in net assets from capital share
transactions 56,053 22,950
Net Assets
Increase during period 73,479 27,775
Beginning of period 61,407 33,632
End of period $ 134,886 $ 61,407
*Share information (000s)
Shares sold
Investor Class 2,819 1,040
I Class 1,953 1,103
Distributions reinvested
Investor Class 94 42
I Class 104 77
Shares redeemed
Investor Class (1,461) (622)
I Class (589) (336)
Increase in shares outstanding 2,920 1,304

T. ROWE PRICE Integrated Global Equity Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Integrated Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Integrated Global
Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital. The fund has two classes of shares: the Integrated Global Equity Fund
(Investor Class) and the Integrated Global Equity Fund–I Class (I Class). I Class
shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any,

T. ROWE PRICE Integrated Global Equity Fund

are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended
December 31, 2025, the fund realized $311,000 of net gain on $1,691,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Integrated Global Equity Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Integrated Global Equity Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Integrated Global Equity Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 88,028 $ 45,030 $ — $ 133,058
Preferred Stocks — 164 — 164
Short-Term Investments 973 — — 973
Securities Lending Collateral 1,210 — — 1,210
Total $ 90,211 $ 45,194 $ — $ 135,405

T. ROWE PRICE Integrated Global Equity Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities

T. ROWE PRICE Integrated Global Equity Fund

lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $4,387,000; the aggregate value of collateral was $4,585,000 and consisted of cash collateral and related investments of
$1,210,000 and U.S. government securities of $3,375,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $125,912,000 and
$72,595,000, respectively, for the year ended December 31, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind, deemed distributions on shareholder redemptions and the character of income on passive foreign investment companies.

T. ROWE PRICE Integrated Global Equity Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies.
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 2,429 $ 1,017
Long-term capital gain 1,934 1,484
Total distributions $ 4,363 $ 2,501
($000s)
Cost of investments $ 107,067
Unrealized appreciation $ 30,836
Unrealized depreciation (2,500)
Net unrealized appreciation (depreciation) $ 28,336
($000s)
Net unrealized appreciation (depreciation) $ 28,336
Total distributable earnings (loss) $ 28,336

T. ROWE PRICE Integrated Global Equity Fund

NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total

T. ROWE PRICE Integrated Global Equity Fund

expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $995,000 remain subject to repayment by the fund at December 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
Investor
Class I Class
Expense limitation/I Class Limit 0.74% 0.05%
Expense limitation date 02/29/28 02/29/28
(Waived)/repaid during the period ($000s) $(182) $(164)

T. ROWE PRICE Integrated Global Equity Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended December 31, 2025, expenses incurred pursuant to these service agreements were $123,000 for
Price Associates and $63,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE Integrated Global Equity Fund

NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Integrated Global Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Integrated Equity Funds, Inc.
and Shareholders of T. Rowe Price Integrated Global Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Integrated Global Equity Fund
(one of the funds constituting T. Rowe Price Integrated Equity Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December
31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31,
2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December
31, 2025 in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Integrated Global Equity Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Integrated Global Equity Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$1,975,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $1,526,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $691,000 of the fund's income qualifies for the dividends-received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT)
dividends, $17,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F203-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Integrated Equity Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026